Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of net loss attributable to LGI Stockholders

The details of our net earnings (loss) attributable to Liberty Global shareholders are set forth below:

	Year ended December 31,
	2014	2013	2012
	in millions
Amounts attributable to Liberty Global shareholders:
Loss from continuing operations	$(1,028.5)	$(937.6)	$(623.7)
Earnings (loss) from discontinued operations	333.5	(26.3)	946.5
Net earnings (loss) attributable to Liberty Global shareholders	$(695.0)	$(963.9)	$322.8